Commitments and Contingencies (Guarantees and Letters of Credit) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	$ 4		$ 3
Nova Scotia Power Inc. [Member]
Guarantor Obligations [Line Items]
Guaranty Liabilities		$ 18
Letters of Credit Outstanding, Amount	$ 63		$ 52
Guarantor Obligations, Term	The expiry date of this letter of credit was extended to June 2021
Emera Inc.
Guarantor Obligations [Line Items]
Guaranty Liabilities		35
Guarantor Obligations, Origin and Purpose	relating to outstanding notes of GBPC
Guarantor Obligations, Term	The guarantee for the notes will expire in May 2023
Payment Guarantee | SeaCoast Gas Transmission, LLC
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount		27
Guarantor Obligations, Maximum Exposure, Undiscounted		45
Surety Bonds
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount		$ 55		$ 82